Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets
(8)  Intangible Assets

The following is an analysis of the core deposit intangible activity for the years ended December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2010	$1,056,693	$(761,686)	$295,007

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2011	1,056,693	(797,435)	259,258

Amortization Expense	-	(35,748)	(35,748)

Balance, December 31, 2012	$1,056,693	$(833,183)	$223,510

Amortization expense related to the core deposit intangible was $35,748, $35,749 and $35,749 for the years ended December 31, 2012, 2011 and 2010.  Amortizations expense will continue at an annual rate of approximately $35,749 through the first quarter of 2019, at which point the core deposit will be fully amortized.